Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax asset:
Allowance for loan losses	$ 110,783	$ 95,470
Debt extinguishment costs	69,239
State operating loss carryforward	75,751
Postretirement benefits	55,046	42,804
Non-qualified benefit plans	49,306	50,734
ESOP expense	12,709	10,105
Interest on non-accrual loans	35,394	23,725
Other	12,345	12,042
Total Deferred tax assets	420,573	234,880
Deferred tax liabilities:
Postretirement benefits	23,527	24,275
Net unrealized gain on securities available for sale	62,768	80,998
Other	1,463	3,409
Total Deferred tax liabilities	87,758	108,682
Net Deferred tax assets (included in other assets)	$ 332,815	$ 126,198